Borrowings (Details 4) - Dec. 31, 2016 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
2017	¥ 2,867,889	$ 413,062
2018	532,932	76,758
2019	665,189	95,807
2020	538,258	77,525
2021	431,984	62,219
Thereafter	355,258	51,168
Total	¥ 5,391,510	$ 776,539